Financial Instruments - Summary of Group's Exposure to Foreign Currency Risk Based on Notional Amounts (Detail) - Currency risk [member] € in Thousands, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CNY (¥)
USD
Disclosure of Risks [line items]
Financial assets (liabilities)	$ 153,530			$ 120,776
USD | Financial assets [member]
Disclosure of Risks [line items]
Financial assets	925,142			1,095,564
USD | Other non-current assets [member]
Disclosure of Risks [line items]
Financial assets	188			69
USD | Financial assets at fair value through other comprehensive income [member]
Disclosure of Risks [line items]
Financial assets	85,029			8,848
USD | Trade receivables and contract assets [member]
Disclosure of Risks [line items]
Financial assets	14,729			13,234
USD | Other current assets [member]
Disclosure of Risks [line items]
Financial assets	10,297			11,769
USD | Cash and cash equivalents [member]
Disclosure of Risks [line items]
Financial assets	814,899			1,061,644
USD | Financial liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	(1,550,424)			(1,670,942)
USD | Loans and borrowings-non-current [member]
Disclosure of Risks [line items]
Financial liabilities	(302,607)			(342,930)
USD | Debt securities issued-non-current [member]
Disclosure of Risks [line items]
Financial liabilities	(942,374)			(940,137)
USD | Lease obligations - non-current [member]
Disclosure of Risks [line items]
Financial liabilities	(3,460)			(6,822)
USD | Other non current liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	(56,888)			(64,829)
USD | Loans and borrowings-current [member]
Disclosure of Risks [line items]
Financial liabilities	(89,379)			(85,526)
USD | debt securities issued-current [member]
Disclosure of Risks [line items]
Financial liabilities	(55,938)			(55,938)
USD | Lease obligations-current [member]
Disclosure of Risks [line items]
Financial liabilities	(2,589)			(721)
USD | Other current liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	(953)
USD | Trade and other payables
Disclosure of Risks [line items]
Financial liabilities	(96,236)			(174,039)
USD | Financial liabilities defined as hedging instruments [Member]
Disclosure of Risks [line items]
Financial assets (liabilities)	16,987
USD | Participating cross currency swap and FX swap contracts [member]
Disclosure of Risks [line items]
Financial assets (liabilities)	244,583			440,036
USD | Currency forward contracts [member]
Disclosure of Risks [line items]
Financial assets (liabilities)	$ 517,242			$ 256,118
EUR
Disclosure of Risks [line items]
Financial assets (liabilities) | €		€ (279,494)			€ 38,082
EUR | Financial assets [member]
Disclosure of Risks [line items]
Financial assets | €		183,653			169,799
EUR | Other non-current assets [member]
Disclosure of Risks [line items]
Financial assets | €		11			11
EUR | Financial assets at fair value through other comprehensive income [member]
Disclosure of Risks [line items]
Financial assets | €		16,453			64,956
EUR | Due from related parties-current [member]
Disclosure of Risks [line items]
Financial assets | €		13
EUR | Trade receivables and contract assets [member]
Disclosure of Risks [line items]
Financial assets | €		20,135			15,239
EUR | Other current assets [member]
Disclosure of Risks [line items]
Financial assets | €		5,931			3,737
EUR | Cash and cash equivalents [member]
Disclosure of Risks [line items]
Financial assets | €		141,110			85,856
EUR | Financial liabilities [member]
Disclosure of Risks [line items]
Financial liabilities | €		(756,849)			(832,290)
EUR | Loans and borrowings-non-current [member]
Disclosure of Risks [line items]
Financial liabilities | €		(504,992)			(543,680)
EUR | Lease obligations - non-current [member]
Disclosure of Risks [line items]
Financial liabilities | €		(16,829)			(17,000)
EUR | Loans and borrowings-current [member]
Disclosure of Risks [line items]
Financial liabilities | €		(205,687)			(244,057)
EUR | Lease obligations-current [member]
Disclosure of Risks [line items]
Financial liabilities | €		(3,274)			(3,598)
EUR | Other current liabilities [member]
Disclosure of Risks [line items]
Financial liabilities | €		(8,752)
EUR | Trade and other payables
Disclosure of Risks [line items]
Financial liabilities | €		(17,010)			(23,944)
EUR | Due to related parties [member]
Disclosure of Risks [line items]
Financial liabilities | €		(305)			(11)
EUR | Financial liabilities defined as hedging instruments [Member]
Disclosure of Risks [line items]
Financial assets (liabilities) | €		261,680			164,634
EUR | Participating cross currency swap and FX swap contracts [member]
Disclosure of Risks [line items]
Financial assets (liabilities) | €		€ 32,022			€ 535,939
RMB
Disclosure of Risks [line items]
Financial assets (liabilities) | ¥			¥ (556,962)			¥ (545,845)
RMB | Financial assets [member]
Disclosure of Risks [line items]
Financial assets | ¥			85,679			4,801
RMB | Other current assets [member]
Disclosure of Risks [line items]
Financial assets | ¥			14,079
RMB | Cash and cash equivalents [member]
Disclosure of Risks [line items]
Financial assets | ¥			71,600			4,801
RMB | Financial liabilities [member]
Disclosure of Risks [line items]
Financial liabilities | ¥			(810,117)			(741,067)
RMB | Loans and borrowings-non-current [member]
Disclosure of Risks [line items]
Financial liabilities | ¥			(344,052)			(160,398)
RMB | Loans and borrowings-current [member]
Disclosure of Risks [line items]
Financial liabilities | ¥			(102,395)			(92,931)
RMB | Trade and other payables
Disclosure of Risks [line items]
Financial liabilities | ¥			(363,670)			(487,738)
RMB | Participating cross currency swap and FX swap contracts [member]
Disclosure of Risks [line items]
Financial assets (liabilities) | ¥			¥ 167,476			¥ 190,421